FAIR VALUE MEASUREMENT	6 Months Ended
Jun. 30, 2024
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENT
NOTE 5:	FAIR VALUE MEASUREMENT

The carrying amounts of financial instruments carried at cost, including cash and cash equivalents, short-term deposits, accounts receivable, prepaid expenses and other assets, accounts payable, accrued expenses and other liabilities, approximate their fair value due to the short-term maturities of such instruments.

The following table sets forth the Company’s assets that were measured at fair value on a recurring bases as of June 30, 2024, and December 31, 2023, by level within the fair value hierarchy:

		Fair value measurements using input type
	Fair value	June 30,	December 31,
	hierarchy	2024	2023
		$ thousands

Derivatives instruments	Level 2	87	920

Total assets, net		87	920